     Northern Lights Fund Trust

Toews Hedged Core W Fund

Toews Hedged Core Frontier Fund

Toews Hedged High Yield Bond Fund

Toews Hedged Core L Fund

Toews Hedged Core S Fund

Toews Hedged Growth Allocation Fund

Toews Unconstrained Income Fund

Incorporated herein by reference is the definitive version of the supplement for Toews Hedged Core Fund, Toews Hedged Core Frontier Fund, Toews Hedged High Yield Bond Fund, Toews Hedged Core L Fund, Toews Hedged Core S Fund, Toews Hedged Growth Allocation Fund, and Toews Unconstrained Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 15, 2014, (SEC Accession No. 0000910472-14-004185).